Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 387	$ 567	$ 2,275	$ 1,647
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	1,782	1,097	4,346	3,235
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	614	871	1,995	2,878
Finance income	2,783	2,535	8,616	7,760
Finance expense [Abstract]
Finance expense on investments	(13)	(169)	(346)	(500)
Finance expense on lease liability	(8)	(12)	(27)	(38)
Finance expense	$ (21)	$ (181)	$ (373)	$ (538)